Northern Lights Fund Trust III

Good Harbor Tactical Core International Emerging Markets Fund

Incorporated herein by reference is the definitive version of the prospectus for the Good Harbor Tactical Core International Emerging Markets Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 31, 2013 (SEC Accession No. 0000910472-13-005572).